UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahithromos, L.L.C.
Address: 9 West 57th Street, Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

  /s/ Mark Nikiper     New York, NY     January 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $165,471 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107      535    99000 SH       SOLE    0                 535        0        0
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     1649   225529 SH       SOLE    0                1649        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     5814   136967 SH       SOLE    0                5814        0        0
BARRICK GOLD CORP              COM              067901108     5753   127132 SH       SOLE    0                5753        0        0
BROADWIND ENERGY INC           COM              11161T108       36    53239 SH       SOLE    0                  36        0        0
EARTHLINK INC                  COM              270321102    13951  2166258 SH       SOLE    0               13951        0        0
EVOLUTION PETROLEUM CORP       COM              30049A107      860   106840 SH       SOLE    0                 860        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206      263    99878 SH       SOLE    0                 263        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      758   245500 SH  PUT  SOLE    0                 758        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103     6614   401075 SH       SOLE    0                6614        0        0
GENERAL MTRS CO                COM              37045V100    11203   552698 SH       SOLE    0               11203        0        0
GENIE ENERGY LTD               CL B             372284208      295    37141 SH       SOLE    0                 295        0        0
GOLDCORP INC NEW               COM              380956409    25399   573991 SH       SOLE    0               25399        0        0
GRIFOLS S A                    SPONSORED ADR    398438309      298    53843 SH       SOLE    0                 298        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100     6614   542558 SH       SOLE    0                6614        0        0
ISHARES TR                     RUSSELL 2000     464287655     1858   807400 SH  PUT  SOLE    0                1858        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     5672   497500 SH       SOLE    0                5672        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106      246    20836 SH       SOLE    0                 246        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    11806   412216 SH       SOLE    0               11806        0        0
MATERION CORP                  COM              576690101     3236   133264 SH       SOLE    0                3236        0        0
MAXWELL TECHNOLOGIES INC       COM              577767106     7539   464235 SH       SOLE    0                7539        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849     5686   182423 SH       SOLE    0                5686        0        0
REDIFF COM INDIA LTD           SPONSORED ADR    757479100      229    30000 SH       SOLE    0                 229        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     7446   454008 SH       SOLE    0                7446        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    22022   144893 SH       SOLE    0               22022        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1616   673500 SH  PUT  SOLE    0                1616        0        0
STERLITE INDS INDIA LTD        ADS              859737207      693   100000 SH       SOLE    0                 693        0        0
SYMANTEC CORP                  COM              871503108     2650   169329 SH       SOLE    0                2650        0        0
VIRNETX HLDG CORP              COM              92823T108     6484   259661 SH       SOLE    0                6484        0        0
WESTERN DIGITAL CORP           COM              958102105     2370    76574 SH       SOLE    0                2370        0        0
YAMANA GOLD INC                COM              98462Y100     5876   399987 SH       SOLE    0                5876        0        0